Organization, Business and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Organization Business And Summary Of Significant Accounting Policies Tables
Fair Value Measurements

The warrant liability is measured at fair market value on a recurring basis as of March 31, 2013 and September 31, 2012 and is summarized below (in thousands):

Fair value at March 31, 2013			Fair value at September 30, 2012
Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
$—	$—	$—	$—	$—	$19,319

The warrant liability is measured at fair market value on a recurring basis as of September 30, 2012 and 2011 and is summarized below (in thousands):

Fair value at September 30, 2012			Fair value at September 30, 2011
Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
$—	$—	$19,319	$—	$—	$23,405

The following table summarizes, as of September 30, 2012, the warrant activity subject to Level 3 inputs which are measured on a recurring basis:

Fair value measurements of warrants using significant unobservable inputs (Level 3)
Balance at September 30, 2011	$23,405
Warrants exercised	(17)
Change in fair value of warrant liability	(4,069)
Balance at September 30, 2012	$19,319

Fair value measurements of warrants using significant unobservable inputs

The following table summarizes as of March 31, 2013 the warrant activity subject to Level 3 inputs which are measured on a recurring basis:

Fair value measurements of warrants using significant unobservable inputs (Level 3)
Balance at September 30, 2012	$19,319
Change in fair value of warrant liability	(1,574)
Warrant repricing modification charge	2,084
Exercised	(19,829)
Balance at March 31, 2013	$—